Other assets - Schedule of Leased Equipment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 13,397	£ 12,530
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	7,265	6,523
Operating lease assets | Electric vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	3,894	3,259
Operating lease assets | Internal combustion engine vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,630	1,815
Operating lease assets | Self-charging hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	166	186
Operating lease assets | Plug-in hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,575	1,258
Operating lease assets | Other
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 0	£ 5